Investment properties (Tables)	12 Months Ended
Jun. 30, 2022
Schedule of balance by type of investment property
	06.30.2022		06.30.2021
	Level 2	Level 3	Level 2	Level 3
Fair value at the beginning of the year	166,506	146,863	186,087	380,818
Additions	7,358	2,052	444	1,250
Disposals (iii)	(29,116)	-	(35,134)	-
Transfers (iv)	59,506	(63,306)	(3,639)	-
Net gain / (loss) from fair value adjustment	17,466	(883)	18,466	(22,149)
Additions of capitalized leasing costs	23	19	21	15
Depreciation of capitalized leasing costs (i)	(36)	(9)	(11)	(10)
Currency translation adjustment	(4,019)	-	272	(20,304)
Deconsolidation (ii)	-	-	-	(192,757)
Fair value at the end of the year	217,688	84,736	166,506	146,863

Schedule of recognized in the Statements of Income
	06.30.2022	06.30.2021
Leased out farmland	13,672	18,040
Offices and other rental properties	69,797	117,467
Shopping malls	90,142	83,331
Undeveloped parcels of land	127,955	88,851
Properties under development	858	5,680
Total	302,424	313,369
	06.30.2022	06.30.2021	06.30.2020
Rental and services income	27,219	18,001	54,509
Direct operating expenses	(9,951)	(7,667)	(22,125)
Development expenses	(186)	(187)	298
Net realized gain from fair value adjustment of investment property (i)(ii)	13,980	17,745	2,793
Net unrealized gain/(loss) from fair value adjustment of investment property	2,603	(21,428)	80,904

Schedule of fair value measurements of investment properties
				06.30.22		06.30.21		06.30.20
Description	Valuation technique	Parameters	Range fiscal year 2021 / 2019	Increase	Decrease	Increase	Decrease	Increase	Decrease
Shopping Malls (Level 3)	Discounted cash flows	Discount rate	14.53% / 12.18%	(5,864)	6,890	(6,297)	7,525	(10,474)	12,825
		Growth rate	2.4% / 2.3%	2,636	(2,234)	2,884	(2,414)	4,993	(4,077)
		Inflation	(*)	10,516	(8,704)	13,399	(11,052)	21,803	(17,936)
		Devaluation	(*)	(7,758)	9,482	(7,145)	8,732	(10,136)	12,389